Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 17,378	€ 18,652	€ 16,634
Share-based payment	32,393	23,646	25,723
Subtotal	49,771	42,298	42,357
Post-employment benefits	2,825	1,106	1,312
Thereof defined-benefit	2,056	250	423
Thereof defined-contribution	769	856	889
Total	€ 52,596	€ 43,404	€ 43,669